Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid vendor expenses	$ 2,465	$ 2,520	$ 1,717
Prepaid insurance	944	446	1,894
Prepaid directors and officers insurance	629	2,518	0
Prepaid maintenance	85	60	181
Prepaid non-aircraft subscriptions	462	113	135
MRO revenue in excess of billings	452	581	292
Deferred commission	633	514	413
Prepaid expenses and other current assets	$ 5,670	$ 6,752	$ 5,865